Investments - Schedule of Financial Information of Unconsolidated Entity (Details) - Unconsolidated [Member] - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Financial Information of Unconsolidated Entity [Line Items]
Current assets	$ 62,060		$ 87,473
Noncurrent assets	69,536		156,615
Current liabilities	322,051		273,678
Noncurrent liabilities
Net sales	1,104,245
Gross profit	42,044
Loss from operations	(278,725)
Net loss	$ (278,700)